SHAREHOLDERS' EQUITY - Capital Stock (Details)	Dec. 31, 2017 vote shares
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	400,000,000
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised	112,474,388
Number of votes entitled to | vote	50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised	1,400,000,000